Junior Subordinated Deferrable Interest Debentures (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
Junior Subordinated Deferrable Interest Debentures
Number of statutory business trusts issuing trust preferred securities | item	4
Junior subordinated deferrable interest debentures | $	$ 108,868,000	$ 108,868,000
Maximum number of consecutive quarterly period | item	20
Percentage of capital securities issued by trust qualifying as Tier I capital, maximum	25.00%
Percentage of capital securities issued by trust qualifying as Tier II capital, minimum	25.00%
Capital securities issued by the trust, qualifying as Tier I capital | $	$ 108,868,000	$ 108,868,000